Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Loan Portfolio by Credit Rating (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans	$ 204,316	$ 179,104
Pass [Member]
Loans	200,142	174,626
Special Mention [Member]
Loans	1,386	239
Substandard [Member]
Loans	2,788	4,239
Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member]
Loans	192,224	169,783
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans	5,681	5,389
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Pass [Member]
Loans	5,258	5,389
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Special Mention [Member]
Loans	423
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Substandard [Member]
Loans
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans	51,833	51,893
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Pass [Member]
Loans	51,372	50,864
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Special Mention [Member]
Loans	29	122
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Substandard [Member]
Loans	432	907
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans	21,715	14,641
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Pass [Member]
Loans	21,715	14,641
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Substandard [Member]
Loans
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans	92,234	77,730
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Pass [Member]
Loans	91,549	76,281
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Special Mention [Member]
Loans	399	117
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Substandard [Member]
Loans	286	1,332
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	15,632	15,355
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Pass [Member]
Loans	13,562	13,355
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Substandard [Member]
Loans	2,070	2,000
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans	5,129	4,775
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Pass [Member]
Loans	5,129	4,775
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Substandard [Member]
Loans
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Doubtful [Member]
Loans
Commercial Portfolio Segment [Member]
Loans	11,954	9,295
Commercial Portfolio Segment [Member] | Pass [Member]
Loans	11,419	9,295
Commercial Portfolio Segment [Member] | Special Mention [Member]
Loans	535
Commercial Portfolio Segment [Member] | Substandard [Member]
Loans
Commercial Portfolio Segment [Member] | Doubtful [Member]
Loans
Consumer Portfolio Segment [Member]
Loans	138	26
Consumer Portfolio Segment [Member] | Pass [Member]
Loans	138	26
Consumer Portfolio Segment [Member] | Special Mention [Member]
Loans
Consumer Portfolio Segment [Member] | Substandard [Member]
Loans
Consumer Portfolio Segment [Member] | Doubtful [Member]
Loans